Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Cash flows from operating activities
Net income (loss)	$ 20,494,107	$ (2,655,477)
Provision for losses on accounts receivable		23,132
Provision of obsolete inventory		148,912
Depreciation and amortization expense	25,488	60,221
Interest on lease liabilities	1,323	3,678
Amortization of operating and finance right-of-use assets	14,883	820,287
Gain on disposals of property, plant and equipment		(66,138)
Gain from debt forgiveness		(7,218)
Provision (reversal) for warranty liability	108,876	(153,845)
Fair value losses on short-term investments	186,854
Share of profit from equity method investment	(180)
Gain on disposal of subsidiaries	(22,606,404)
Changes in operating assets and liabilities:
Accounts receivable	682,962	(276,816)
Inventories		(38,474)
Amounts due from related parties	(128,072)
Prepaid expenses and other current assets	(7,349,365)	(28,014)
Long term accounts receivable		99,183
Accounts and notes payable	(795,842)	50,904
Amounts due to related parties		140,972
Contract liabilities	(1,791,605)	150,313
Accrued expenses and other current liabilities	4,106,253	156,703
Product warranty liability	53,791	(38,229)
Lease liability	(53,895)
Net cash used in operating activities	(7,050,826)	(1,609,906)
Cash flows from investing activities
Purchase of property, plant and equipment	(5,128)	(62,254)
Proceeds from disposal of short term investments	2,045,400
Placement of short-term investments	(4,132,849)
Placement of equity method investment	(4,572,616)
Disposal of subsidiaries, net of cash disposed	(123,021)
Net cash used in investing activities	(6,788,214)	(62,254)
Cash flows from financing activities
Proceeds from borrowings from related parties	4,568,835	1,280,093
Repayment of borrowings to related parties	(873,231)
Proceeds from borrowings from third parties	1,289,909	322,045
Repayments of borrowings to third parties	(2,189,134)	(31,269)
Offering costs	(1,702,120)
Proceeds from issuance of common stock	18,328,919
Net cash provided by financing activities	19,423,178	1,570,869
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	(216,732)	(16,182)
Net increase in cash, cash equivalents and restricted cash	5,367,406	(117,473)
Cash and cash equivalents and restricted cash, beginning of period	572,544	318,001	$ 318,001
Cash and cash equivalents and restricted cash, end of period	5,939,950	200,528	572,544
Supplemental disclosure of cash flow information:
Issuance of Class B ordinary shares for Debt Settlement	48,600
Issuance of Class B to a shareholder	64,400
Short term investment Redemption Proceeds Applied to Offset Loans	6,289,040
Lease liabilities arising from obtaining right-of-use assets		311,871
Cash and cash equivalents, beginning of the period	443,678	146,514	146,514
Restricted cash, beginning of the period	128,866	171,487	171,487
Total cash, cash equivalents and restricted cash at beginning of the period	572,544	$ 318,001	318,001
Cash and cash equivalents, end of the period	5,939,950		443,678
Restricted cash, end of the period			128,866
Total cash, cash equivalents and restricted cash at end of the period	$ 5,939,950		$ 572,544